Consolidated statement of comprehensive income - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Consolidated statement of comprehensive income
Profit after tax for the period	£ 754	£ 730
Items that may be subsequently reclassified to income statement:
Exchange movements on overseas net assets	(75)	(385)
Exchange movements on overseas net assets of non-controlling interests	(2)	(9)
Fair value movements on cash flow hedges	(9)	(1)
Reclassification of cash flow hedges to income statement	(11)	(11)
Related tax on items that may be subsequently reclassified to income statement	4	3
Total	(93)	(403)
Items that will not be reclassified to income statement:
Remeasurement gains on defined benefit plan	7	9
Related tax on items that will not be reclassified to the income statement	(1)	2
Total	6	11
Other comprehensive (expenses)/income, net of tax for the period	(87)	(392)
Total comprehensive income, net of tax for the period	667	338
Total comprehensive income for the period attributable to:
Shareholders of the Group	641	304
Non-controlling interests	£ 26	£ 34